Long-Term Debt, Annual Principal Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022	Jul. 27, 2021	May 07, 2021	Jan. 27, 2021	Dec. 02, 2019
Long-Term Debt [Abstract]
Minimum liquidity deposits	$ 7,300,000	$ 4,600,000
Dry-dock reserve accounts	900,000	200,000
Retention deposits	1,700,000	1,400,000
Annual Principal Payments [Abstract]
2023	32,548,400
2024	27,204,400
2025	33,915,400
2026	40,140,300
2027	19,910,000
Total long-term debt	$ 153,718,500	$ 103,761,500
Weighted average interest rate	5.10%	3.60%	5.00%
Interest incurred on long-term debt	$ 7,535,258	$ 2,232,843	$ 1,030,925
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	11,000,000	11,000,000						$ 11,000,000
Annual Principal Payments [Abstract]
Total long-term debt	6,200,000	7,800,000
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	18,000,000	18,000,000				$ 18,000,000
Annual Principal Payments [Abstract]
Total long-term debt	13,250,000	16,300,000
$15.29 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	15,290,000	15,290,000					$ 15,290,000
Annual Principal Payments [Abstract]
Total long-term debt	11,993,000	13,877,000
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	40,750,000	40,750,000			$ 40,750,000
Annual Principal Payments [Abstract]
Total long-term debt	34,980,000	39,596,000
$55.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	55,000,000			$ 55,000,000
Annual Principal Payments [Abstract]
Total long-term debt	$ 44,395,000	$ 0